CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Revenue recognized from contracts with customers
Oil and gas sales	¥ 139,601	$ 21,395	¥ 197,173	¥ 186,557
Marketing revenues	12,131	1,859	30,867	35,830
Other revenue	3,640	558	5,159	5,324
Total revenue	155,372	23,812	233,199	227,711
EXPENSES [abstract]
Operating expenses	(24,240)	(3,715)	(24,735)	(24,388)
Taxes other than income tax	(7,200)	(1,103)	(9,156)	(9,141)
Exploration expenses	(5,601)	(858)	(12,342)	(13,135)
Depreciation, depletion and amortization	(52,306)	(8,016)	(57,699)	(50,838)
Special oil gain levy	(79)	(12)	(894)	(2,599)
Impairment and provision	(5,199)	(797)	(2,094)	(666)
Crude oil and product purchases	(11,671)	(1,789)	(29,040)	(33,558)
Selling and administrative expenses	(8,821)	(1,352)	(8,062)	(7,429)
Others	(3,866)	(592)	(4,982)	(5,790)
Total expenses	(118,983)	(18,234)	(149,004)	(147,544)
PROFIT FROM OPERATING ACTIVITIES	36,389	5,578	84,195	80,167
Interest income	1,473	226	1,067	798
Finance costs	(6,190)	(949)	(5,865)	(5,162)
Exchange (losses)/gains, net	445	68	(213)	(141)
Investment income	2,978	456	4,632	3,685
Share of profits of associates	171	26	459	406
(Loss)/profit attributable to a joint venture	(803)	(123)	543	(5,593)
Other income, net	444	68	831	997
PROFIT BEFORE TAX	34,907	5,350	85,649	75,157
Income tax expense	(9,951)	(1,525)	(24,604)	(22,482)
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	24,956	3,825	61,045	52,675
Items that may be subsequently reclassified to profit or loss
Exchange differences on translation of foreign operations	(11,983)	(1,836)	2,848	8,638
Share of other comprehensive income/(expense) of associates	(85)	(13)	25	16
Other items that will not be reclassified to profit or loss
Fair value change on equity investments designated as at fair value through other comprehensive income	(1,040)	(159)	(1,167)	278
Others	(128)	(20)	(133)	80
OTHER COMPREHENSIVE INCOME/(EXPENSE) FOR THE YEAR, NET OF TAX	(13,236)	(2,028)	1,573	9,012
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	¥ 11,720	$ 1,797	¥ 62,618	¥ 61,687
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE PARENT [abstract]
Basic (RMB Yuan) | (per share)	¥ 0.56	$ 0.09	¥ 1.37	¥ 1.18
Diluted (RMB Yuan) | (per share)	¥ 0.56	$ 0.09	¥ 1.37	¥ 1.18